Bancroft Fund Ltd.

Schedule of Investments — January 31, 2021 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 78.9%
	Aerospace — 1.4%
$ 1,500,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$2,988,329

	Airlines — 0.6%
980,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,385,475

	Business Services — 3.7%
1,265,000	2U Inc.,
	2.250%, 05/01/25(a)	2,082,199
310,000	Bill.com Holdings Inc.,
	Zero Coupon, 12/01/25(a)	339,577
2,000,000	Perficient Inc.,
	1.250%, 08/01/25(a)	2,477,257
310,000	Repay Holdings Corp.,
	Zero Coupon, 02/01/26	310,953
155,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25(a)	178,140
	Square Inc.,
500,000	0.500%, 05/15/23	1,395,799
1,000,000	0.250%, 11/01/27(a)	1,133,292

		7,917,217

	Communications Equipment — 2.2%
2,835,000	InterDigital Inc.,
	2.000%, 06/01/24	3,056,413
1,250,000	Lumentum Holdings Inc.,
	0.500%, 12/15/26	1,540,857

		4,597,270

	Computer Software and Services — 23.6%
1,500,000	Bandwidth Inc.,
	0.250%, 03/01/26(a)	3,038,563
1,000,000	Blackline Inc.,
	0.125%, 08/01/24	1,833,867
930,000	Box Inc.,
	Zero Coupon, 01/15/26	939,300
635,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	1,372,152
	Coupa Software Inc.,
835,000	0.125%, 06/15/25	1,693,951
1,260,000	0.375%, 06/15/26(a)	1,632,735
2,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,636,000
940,000	Datadog Inc.,
	0.125%, 06/15/25(a)	1,274,287
1,985,000	Everbridge Inc.,
	0.125%, 12/15/24	2,719,321
155,000	Fiverr International Ltd.,
	Zero Coupon, 11/01/25(a)	196,154
625,000	GoPro Inc.,
	1.250%, 11/15/25(a)	749,408

Principal Amount		Market Value
$ 2,015,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	$1,967,144
1,035,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	999,116
1,690,000	LivePerson Inc.,
	0.750%, 03/01/24	3,028,544
1,500,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,730,249
465,000	Medallia Inc.,
	0.125%, 09/15/25(a)	591,044
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	4,071,357
2,250,000	PAR Technology Corp.,
	2.875%, 04/15/26(a)	3,710,758
	PROS Holdings Inc.,
500,000	1.000%, 05/15/24	495,647
1,205,000	2.250%, 09/15/27(a)	1,502,196
1,500,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	2,321,367
1,000,000	RingCentral Inc.,
	Zero Coupon, 03/15/26	1,155,361
	Splunk Inc.,
1,500,000	1.125%, 09/15/25	1,993,006
630,000	1.125%, 06/15/27(a)	663,249
950,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	1,892,753
1,500,000	Vocera Communications Inc.,
	1.500%, 05/15/23	2,237,475
2,000,000	Workiva Inc.,
	1.125%, 08/15/26	2,800,881

		50,245,885

	Consumer Products — 1.2%
645,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	2,541,112

	Consumer Services — 6.1%
950,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	1,703,160
625,000	Chegg Inc.,
	Zero Coupon, 09/01/26(a)	727,187
950,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	1,565,601
1,360,000	NCL Corp. Ltd.,
	5.375%, 08/01/25(a)	2,106,640
	Royal Caribbean Cruises Ltd.,
395,000	4.250%, 06/15/23(a)	481,743
620,000	2.875%, 11/15/23(a)	704,006
620,000	Shopify Inc.,
	0.125%, 11/01/25	733,925
2,030,000	Stride Inc.,
	1.125%, 09/01/27(a)	1,806,700

1

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2021 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Consumer Services (Continued)
$ 1,015,000	TechTarget Inc.,
	0.125%, 12/15/25(a)	$1,265,004
1,880,000	Wayfair Inc.,
	0.625%, 10/01/25(a)	1,925,160

		13,019,126

	Diversified Industrial — 1.6%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	1,598,792
1,349,000	Kaman Corp.,
	3.250%, 05/01/24	1,485,520
160,000	Sea Ltd.,
	2.375%, 12/01/25(a)	399,500

		3,483,812

	Energy and Utilities — 2.1%
1,065,000	Bloom Energy Corp.,
	2.500%, 08/15/25(a)	2,458,237
2,200,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,804,907
155,000	Sunrun Inc.,
	Zero Coupon, 02/01/26	157,846

		4,420,990

	Entertainment — 1.6%
	DISH Network Corp.,
1,875,000	Zero Coupon, 12/15/25(a)	1,770,554
1,000,000	3.375%, 08/15/26	924,593
785,000	fuboTV Inc.,
	3.250%, 02/15/26	828,285

		3,523,432

	Financial Services — 6.1%
790,000	Chimera Investment Corp.,
	7.000%, 04/01/23	1,208,206
960,000	Colony Capital Operating Co. LLC,
	5.750%, 07/15/25(a)(b)	2,235,648
1,250,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	1,256,875
1,000,000	Heritage Insurance Holdings Inc.,
	5.875%, 08/01/37	984,745
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	2,859,343
	LendingTree Inc.,
1,116,000	0.625%, 06/01/22	1,811,327
1,095,000	0.500%, 07/15/25(a)	1,128,794
1,000,000	SuRo Capital Corp.,
	4.750%, 03/28/23	1,605,000

		13,089,938

Principal Amount		Market Value
	Health Care — 13.0%
$ 1,450,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	$2,035,510
235,000	Bridgebio Pharma Inc.,
	2.250%, 02/01/29	228,252
665,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	820,172
1,000,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	1,088,125
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,405,982
	DexCom Inc.,
535,000	0.750%, 12/01/23	1,236,894
475,000	0.250%, 11/15/25(a)	485,498
1,240,000	Esperion Therapeutics Inc.,
	4.000%, 11/15/25(a)	1,401,779
1,830,000	Exact Sciences Corp.,
	0.375%, 03/15/27	2,627,993
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	2,067,676
625,000	NeoGenomics Inc.,
	0.250%, 01/15/28	674,274
1,384,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	2,083,135
310,000	Novocure Ltd.,
	Zero Coupon, 11/01/25(a)	385,278
1,500,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	1,783,685
1,270,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	1,804,695
1,288,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,273,811
1,370,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26(a)	1,514,093
1,795,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	2,542,169
1,500,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	1,472,628
700,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	700,243

		27,631,892

	Real Estate — 0.7%
310,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	331,415
155,000	Redfin Corp.,
	Zero Coupon, 10/15/25(a)	190,615
935,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	924,476

		1,446,506

2

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2021 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Security Software — 6.3%
$ 1,245,000	Cardlytics Inc.,
	1.000%, 09/15/25(a)	$2,044,165
1,500,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	1,835,700
465,000	Nice Ltd.,
	Zero Coupon, 09/15/25(a)	533,715
798,000	Nice Systems Inc.,
	1.250%, 01/15/24	2,502,728
1,500,000	Okta Inc.,
	0.375%, 06/15/26(a)	1,961,937
2,045,000	Proofpoint Inc.,
	0.250%, 08/15/24	2,241,987
1,475,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	2,206,911

		13,327,143

	Semiconductors — 2.0%
1,500,000	Impinj Inc.,
	2.000%, 12/15/26	2,547,089
500,000	Teradyne Inc.,
	1.250%, 12/15/23	1,790,922

		4,338,011

	Telecommunications — 5.4%
1,520,000	8x8 Inc.,
	0.500%, 02/01/24	2,288,302
500,000	Harmonic Inc.,
	2.000%, 09/01/24	559,879
1,500,000	Infinera Corp.,
	2.500%, 03/01/27(a)	2,242,516
1,315,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,879,577
900,000	Twilio Inc.,
	0.250%, 06/01/23	4,567,558

		11,537,832

	Transportation — 1.3%
1,000,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	1,123,800
690,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	576,315
620,000	Seaspan Corp.,
	3.750%, 12/15/25(a)	678,488
310,000	Uber Technologies Inc.,
	Zero Coupon, 12/15/25(a)	324,672

		2,703,275

	TOTAL CONVERTIBLE CORPORATE BONDS	168,197,245

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS — 4.6%
	Agriculture — 0.5%
9,000	Bunge Ltd., 4.875%	$975,150

	Business Services — 0.2%
809,253	Amerivon Holdings LLC, 4.000%(c)	436,035
272,728	Amerivon Holdings LLC,
	common equity units(c)	16,364

		452,399

	Financial Services — 3.9%
2,000	Bank of America Corp., 7.250%, Ser. L	2,925,560
40,000	Landmark Infrastructure Partners LP, 7.000%, Ser. C	1,030,000
15,000	QTS Realty Trust Inc., 6.500%, Ser. B	2,195,250
1,500	Wells Fargo & Co., 7.500%, Ser. L	2,166,000

		8,316,810

	TOTAL CONVERTIBLE PREFERRED STOCKS	9,744,359

	MANDATORY CONVERTIBLE SECURITIES (d) — 12.8%
	Automotive: Parts and Accessories — 1.3%
18,300	Aptiv plc, Ser. A
	5.500%, 06/15/23	2,844,735

	Diversified Industrial — 1.4%
15,000	Colfax Corp.,
	5.750%, 01/15/22	2,311,200
6,675	Stanley Black & Decker Inc.,
	5.250%, 11/15/22	727,375

		3,038,575

	Energy and Utilities — 4.1%
21,150	American Electric Power Co. Inc.,
	6.125%, 03/15/22	1,009,278
42,700	DTE Energy Co.,
	6.250%, 11/01/22	1,980,426
3,325	Essential Utilities Inc.,
	6.000%, 04/30/22	196,341
	NextEra Energy Inc.,
25,500	5.279%, 03/01/23	1,362,720
46,675	4.872%, 09/01/22	2,854,643
24,860	6.219%, 09/01/23	1,323,049

		8,726,457

	Equipment and Supplies — 0.8%
1,000	Danaher Corp., Ser. A
	4.750%, 04/15/22	1,620,300

3

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2021 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (d) (Continued)
	Financial Services — 2.1%
1,575	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23	$1,813,424
630	2020 Mandatory Exchangeable Trust,
	6.500%, 05/16/23	1,430,663
24,000	New York Community Capital Trust V,
	6.000%, 11/01/51	1,102,560

		4,346,647

	Health Care — 1.7%
24,965	Avantor Inc., Ser. A
	6.250%, 05/15/22	2,312,009
29,115	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,344,240

		3,656,249

	Semiconductors — 1.4%
2,015	Broadcom Inc., Ser. A
	8.000%, 09/30/22	2,959,531

	TOTAL MANDATORY CONVERTIBLE SECURITIES	27,192,494

	COMMON STOCKS — 1.3%
	Energy and Utilities — 0.0%
133	Goodrich Petroleum Corp.†	1,286

	Real Estate Investment Trusts — 1.3%
18,136	Crown Castle International Corp.	2,888,339

	TOTAL COMMON STOCKS	2,889,625

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,135	Goodrich Petroleum Corp., expire 10/12/26†(c)	0

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$ 5,070,000	U.S. Treasury Bills,
	0.070% to 0.085%††,
	03/11/21 to 05/20/21	$5,069,337

	TOTAL INVESTMENTS — 100.0%
	(Cost $153,659,457)	$213,093,060

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At January 31, 2021, the Fund held investments in restricted and illiquid security amounting to $2,235,648 or 1.05% of the Fund’s total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	01/31/21 Carrying Value Per Bond
$960,000	Colony Capital Operating Co. LLC, 5.750%, 07/ 15/25	07/17/20- 11/11/20	$1,222,715	$2,328.8000
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

4